UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/16

FORM N-CSR

Item 1.       Reports to Stockholders.

General Money Market Fund, Inc.

SEMIANNUAL REPORT May 31, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Money Market Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General Money Market Fund, Inc., covering the six-month period from December 1, 2015 through May 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery generally has remained intact. New job creation, declining unemployment claims, improved consumer confidence, and higher housing prices have supported an economic expansion that so far has lasted seven years. In response, the Federal Reserve Board raised short-term interest rates in December 2015 for the first time in nearly a decade. Broad measures of U.S. stock and bond market performance exhibited heightened volatility on their way to posting relatively mild gains or losses for the reporting period overall.

On the other hand, the global economy has continued to struggle with persistently slow growth despite historically aggressive monetary policies as weak demand, volatile commodity prices, and the lingering effects of various financial crises took their toll. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied to recoup some of their previous losses, and high-quality sovereign bonds mostly benefited from falling interest rates.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2015 through May 31, 2016, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2016, General Money Market Fund’s Class A shares produced an annualized yield of 0.01%, Class B shares yielded 0.01%, and Dreyfus shares yielded 0.01%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares, and Dreyfus shares produced annualized effective yields of 0.01%, 0.01%, and 0.01%, respectively.1

Money market yields rose slightly over the reporting period in response to a modest increase in short-term interest rates by the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue its goal, the fund invests in a diversified portfolio of high-quality, short-term dollar-denominated debt securities. These include securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Uneven U.S. Economic Recovery Continued

The U.S. economic recovery persisted during the final months of 2015 despite a number of global economic headwinds, including a slowdown in China and continued declines in commodity prices. In December, U.S. manufacturing activity posted its third month of declines, but 271,000 new jobs were created and the unemployment rate remained at 5.0%. The Fed responded to the strengthening U.S. labor market by raising the federal funds rate to between 0.25% and 0.50%, an increase of 25 basis points. The short-term rate hike was the first in nearly 10 years. The move was widely expected, and yields of money market instruments had already repriced slightly higher. U.S. GDP grew at a 1.4% annualized rate over the fourth quarter of 2015.

In January 2016, additional reports of disappointing economic developments in China and plunging commodity prices sparked a flight to traditional safe havens, and global economic instability continued to dampen manufacturing activity. Yet, U.S. economic data generally remained positive, as the unemployment rate dipped to 4.9% and 168,000 jobs were added. Employment data in February proved better than expected when 233,000 jobs were added and the unemployment rate stayed steady. The service sector continued to expand, and the manufacturing sector contracted at a slower rate than in previous months. Meanwhile, fuel prices moved slightly higher.

DISCUSSION OF FUND PERFORMANCE (continued)

Economic data generally remained positive in March, when 186,000 jobs were created. The unemployment rate inched higher to 5.0% as previously idle workers sought to reenter the labor force. Manufacturing activity expanded for the first time in six months due to surging order volumes and rebounding raw materials prices. Still, a revised estimate from the U.S. Department of Commerce showed just a 0.8% annualized GDP growth rate for the first quarter of 2016.

April saw the addition of a relatively mild 123,000 new jobs, and the unemployment rate was unchanged at 5.0%. In contrast, manufacturing and utility output advanced strongly, as did retail sales and housing starts. Inflation accelerated during the month to a 4.8% annualized rate, reflecting rebounding energy prices.

Economic data remained mixed in May. Only 38,000 new jobs were created during the month. The unemployment rate declined to 4.7%, but the reduction was attributed to workers leaving the labor force. On the other hand, retail sales remained strong, and the manufacturing sector continued to expand. Inflation accelerated at a more moderate 2.4% annualized rate, primarily due to rebounding fuel prices.

Gradual and Modest Rate Hikes Expected

Monetary policymakers have refrained from implementing a second rate hike so far in 2016 as the Fed “continues to closely monitor inflation indicators and global economic and financial developments.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” While many analysts expect at least one additional rate hike this year, any increases are likely to be modest and gradual.

Although we increased the fund’s weighted average maturity during the reporting period to capture higher yields, it generally remains consistent with industry averages. As always, we have maintained our focus on well-established issuers with sound quality and liquidity characteristics.

June 15, 2016

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s short-term corporate and asset-backed securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Money Market Fund, Inc. from December 1, 2015 to May 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2016
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$2.40	$2.40	$2.60
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2016
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$ 2.43	$ 2.43	$ 2.63
Ending value (after expenses)	$ 1,022.60	$ 1,022.60	$ 1,022.40

† Expenses are equal to the fund’s annualized expense ratio of .48% for Class A, .48% for Class B and .52% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2016 (Unaudited)

Negotiable Bank Certificates of Deposit - 26.6%	Principal Amount ($)		Value ($)
Credit Agricole CIB (Yankee)
0.51% - 0.58%, 6/13/16 - 8/8/16	520,000,000		520,000,000
DZ Bank AG (Yankee)
0.82%, 11/17/16	100,000,000		100,000,000
HSBC Bank USA (Yankee)
0.75%, 6/6/16	50,000,000	[a]	50,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.63%, 6/29/16	300,000,000	[b]	300,000,000
Mizuho Bank Ltd/NY (Yankee)
0.50% - 0.62%, 6/9/16 - 7/25/16	139,000,000	[b]	139,000,864
Natixis New York (Yankee)
0.57%, 7/6/16	250,000,000		250,000,000
Norinchukin Bank/NY (Yankee)
0.42% - 0.61%, 6/7/16 - 6/30/16	300,000,000		300,000,000
Oversea-Chinese Banking Corp. (Yankee)
0.48% - 0.57%, 6/13/16 - 7/19/16	450,000,000		450,000,000
Royal Bank of Canada (Yankee)
0.65%, 6/1/16	200,000,000	[a]	200,000,000
Societe Generale (Yankee)
0.58%, 6/22/16	250,000,000	[b]	250,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.44% - 0.64%, 6/28/16 - 8/12/16	300,000,000	[b]	300,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.62% - 0.63%, 6/24/16 - 7/29/16	550,000,000	[b]	550,000,000
Toronto Dominion Bank NY (Yankee)
0.46%, 6/9/16	258,000,000		258,000,000
Wells Fargo Bank, NA
1.18%, 5/5/17	400,000,000		400,000,000
Total Negotiable Bank Certificates of Deposit (cost $4,067,000,864)			4,067,000,864
Commercial Paper - 32.1%

ANZ International Ltd.
0.92%, 6/20/16	85,000,000	[a,b]	85,000,000
ASB Finance Ltd.
0.84%, 6/10/16	200,000,000	[a]	200,000,000
Bank of Nova Scotia
0.85%, 6/6/16	488,000,000	[a]	488,000,000
BNP Paribas
0.60% - 0.63%, 6/1/16 - 8/10/16	604,000,000		603,693,250
Caisse Centrale Desjardins
0.60%, 7/18/16	100,000,000	[b]	99,922,319
Collateralized Commercial Paper II Co., LLC
0.95%, 6/20/16	200,000,000	[a,b]	200,000,000

Commercial Paper - 32.1% (continued)	Principal Amount ($)		Value ($)
Credit Suisse New York
0.71%, 9/1/16	350,000,000		349,364,944
HSBC Bank PLC
1.07%, 6/27/16	295,000,000	[a,b]	295,000,000
ING (US) Funding LLC
0.60%, 7/14/16 - 7/15/16	108,000,000		107,922,466
Landesbank Hessen-Thuringen Girozentrale
0.58%, 7/19/16	100,000,000	[b]	99,922,667
Mitsubishi UFJ Trust and Banking Corp.
0.65%, 7/19/16	350,000,000	[b]	349,696,667
Mizuho Bank Ltd/NY
0.61%, 6/1/16 - 7/1/16	550,000,000	[b]	549,848,750
NRW Bank
0.38%, 6/14/16	304,000,000	[b]	303,958,284
Prudential PLC
0.61%, 7/12/16	214,000,000	[b]	213,852,058
Societe Generale
0.49%, 6/6/16	200,000,000	[b]	199,986,389
Sumitomo Mitsui Banking Corp.
0.61% - 0.64%, 6/2/16 - 8/11/16	400,000,000	[b]	399,744,167
Toyota Credit Canada
0.60%, 7/26/16	50,000,000		49,954,167
Westpac Securities NZ Ltd.
0.84% - 0.93%, 6/6/16 - 6/20/16	295,000,000	[a,b]	295,000,000
Total Commercial Paper (cost $4,890,866,128)			4,890,866,128
Asset-Backed Commercial Paper - 5.2%

Antalis S.A.
0.66% - 0.68%, 7/12/16 - 8/4/16	108,590,000	[b]	108,493,801
Cancara Asset Securitization
0.60%, 7/21/16	25,000,000	[b]	24,979,167
Collateralized Commercial Paper II Co., LLC
0.63% - 0.76%, 6/6/16 - 6/9/16	500,000,000	[b]	499,972,000
LMA Americas LLC
0.62% - 0.63%, 6/1/16 - 6/3/16	165,000,000	[b]	164,996,556
Total Asset-Backed Commercial Paper (cost $798,441,524)			798,441,524
Time Deposits - 30.0%

Credit Industriel et Commercial (Grand Cayman)
0.29%, 6/1/16	500,000,000		500,000,000
DnB Bank (Grand Cayman)
0.27%, 6/1/16	700,000,000		700,000,000
Lloyds Bank (London)
0.28%, 6/1/16	560,000,000		560,000,000
Nordea Bank Finland (Grand Cayman)
0.28%, 6/1/16	700,000,000		700,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Time Deposits - 30.0% (continued)	Principal Amount ($)	Value ($)
Royal Bank of Canada (Toronto)
0.28%, 6/1/16	214,000,000	214,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.28%, 6/1/16	700,000,000	700,000,000
Svenska Handelsbanken (Grand Cayman)
0.27%, 6/1/16	500,000,000	500,000,000
Swedbank
0.28%, 6/1/16	700,000,000	700,000,000
Total Time Deposits (cost $4,574,000,000)		4,574,000,000
U.S. Government Agency - .2%

Federal Home Loan Bank
0.44%, 10/17/16
(cost $24,957,833)	25,000,000	24,957,833
U.S. Treasury Notes - .3%

0.36%, 7/15/16
(cost $50,015,731)	50,000,000	50,015,731
Repurchase Agreements - 5.6%

Bank of Nova Scotia
0.29%, dated 5/31/16, due 6/1/16 in the amount of $387,003,118 (fully collateralized by $20,863,170 Agency Debentures and Agency Strips, 1.30%-6.25%, due 2/26/19-5/15/29, value $24,029,893, $370,328,164 Agency Mortgage-Backed Securities, (Interest Only), | due 5/1/19-11/20/63, value $73,769,650 and $295,005,146 U.S. Treasuries (including strips), 0.13%-1.63%, due 5/15/18-5/31/23, value $296,940,469)	387,000,000	387,000,000
Credit Agricole CIB
0.28%, dated 5/31/16, due 6/1/16 in the amount of $463,003,601 (fully collateralized by $454,385,753 U.S. Treasuries (including strips), 0.13%-4%, due 4/15/17-5/15/25, value $472,260,008)	463,000,000	463,000,000
Total Repurchase Agreements (cost $850,000,000)		850,000,000
Total Investments (cost $15,255,282,080)	100.0%	15,255,282,080
Liabilities, Less Cash and Receivables	.0%	(1,233,758)
Net Assets	100.0%	15,254,048,322

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities amounted to $5,429,373,689 or 35.59% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banking	87.0
Repurchase Agreements	5.6
Asset-Backed/Banking	4.3
Insurance	1.4
Asset-Backed/Financial Services	.7
U.S. Government and Agency	.5
Automobile Manufacturers	.3
Asset-Backed/Multi-Seller Programs	.2
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $850,000,000)—Note 1(b)	15,255,282,080	15,255,282,080
Cash		454,663
Interest receivable		4,564,621
Receivable for shares of Common Stock subscribed		1,009
Prepaid expenses		1,189,527
		15,261,491,900
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		7,010,813
Payable for shares of Common Stock redeemed		138,163
Accrued expenses		294,602
		7,443,578
Net Assets ($)		15,254,048,322
Composition of Net Assets ($):
Paid-in capital		15,254,044,576
Accumulated net realized gain (loss) on investments		3,746
Net Assets ($)		15,254,048,322

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	2,154,941,045	13,099,034,235	73,042
Shares Outstanding	2,154,940,501	13,099,031,035	73,040
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2016 (Unaudited)

Investment Income ($):
Interest Income	38,507,059
Expenses:
Management fee—Note 2(a)	39,173,640
Shareholder servicing costs—Note 1 and Note 2(c)	20,273,215
Distribution, service and prospectus fees—Note 2(b)	15,986,618
Registration fees	887,630
Directors’ fees and expenses—Note 2(d)	433,728
Prospectus and shareholders’ reports	246,107
Custodian fees—Note 2(c)	208,259
Professional fees	50,868
Miscellaneous	107,916
Total Expenses	77,367,981
Less—reduction in expenses due to undertaking—Note 2(a)	(39,028,561)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(595,837)
Less—reduction in fees due to earnings credits—Note 2(c)	(22,039)
Net Expenses	37,721,544
Investment Income—Net	785,515
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(30)
Net Increase in Net Assets Resulting from Operations	785,485

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015	[a]
Operations ($):
Investment income—net	785,515	1,431,105
Net realized gain (loss) on investments	(30)	3,776
Net Increase (Decrease) in Net Assets Resulting from Operations	785,485	1,434,881
Dividends to Shareholders from ($):
Investment income—net:
Class A	(112,061)	(197,491)
Class B	(673,451)	(1,292,928)
Dreyfus Class	(3)	-
Total Dividends	(785,515)	(1,490,419)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	2,981,739,798	5,397,355,710
Class B	8,867,528,981	18,277,022,383
Dreyfus Class	33,050	40,000
Net assets received in connection
with reorganization—Note 1	-	45,114,298
Dividends reinvested:
Class A	112,061	197,080
Class B	670,370	1,282,072
Dreyfus Class	2	-
Cost of shares redeemed:
Class A	(2,949,523,428)	(5,241,806,495)
Class B	(8,550,204,775)	(18,539,079,983)
Dreyfus Class	(12)	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	350,356,047	(59,874,935)
Total Increase (Decrease) in Net Assets	350,356,017	(59,930,473)
Net Assets ($):
Beginning of Period	14,903,692,305	14,963,622,778
End of Period	15,254,048,322	14,903,692,305

aEffective September 1, 2015, the fund commenced offering Dreyfus Class shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
Class A Shares	May 31, 2016	Year Ended November 30,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.01	.01	.01	.01	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74[c]	.74	.73	.73	.74	.75
Ratio of net expenses to average net assets	.48[c]	.22	.17	.19	.26	.22
Ratio of net investment income to average net assets	.01[c]	.01	.01	.01	.01	.03
Net Assets, end of period ($ x 1,000)	2,154,941	2,122,633	1,921,780	1,808,922	1,763,266	1,824,285

aAmount represents less than $.001 per share.
bNot annualized.
cAnnualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class B Shares	May 31, 2016	Year Ended November 30,
(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.01	.01	.01	.01	.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[c]	1.03	1.03	1.03	1.03	1.04
Ratio of net expenses to average net assets	.48[c]	.22	.17	.19	.26	.20
Ratio of net investment income to average net assets	.01[c]	.01	.01	.01	.01	.05
Net Assets, end of period ($ x 1,000)	13,099,034	12,781,019	13,041,843	12,677,604	12,416,095	11,943,925

aAmount represents less than $.001 per share.
bNot annualized.
cAnnualized.
See notes to financial statements.

	Six Months Ended
Dreyfus Class Shares	May 31, 2016	Period Ended
	(Unaudited)	November 30, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net	.000[b]	-
Distributions:
Dividends from investment income—net	(.000)[b]	-
Net asset value, end of period	1.00	1.00
Total Return (%)	.01[c]	.00[d,e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.67	.54
Ratio of net expenses to average net assets[e]	.52	.22
Ratio of net investment income to average net assets	.01[e]	-
Net Assets, end of period ($ x 1,000)	73	40

aFrom September 1, 2015 (commencement of initial offering) to November 30, 2015.
bAmount represents less than $.001 per share.
cNot annualized.
dAmount represents less than .01%.
eAnnualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on June 19, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of Touchstone Money Market Fund (“Touchstone Money Market”), were transferred to fund in exchange for Class A shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Touchstone Money Market received Class A shares of the fund, in an amount equal to the aggregate net asset value of their investment in Touchstone Money Market at the time of the exchange. The net asset value of the fund’s shares on the close of business on June 19, 2015, after the reorganization was $1.00 for Class A shares, and a total of 45,114,298 Class A shares were issued to shareholders of Touchstone Money Market in the exchange.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 42.5 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (7 billion shares authorized), Class B (28.5 billion shares authorized) and Dreyfus Class (7 billion shares authorized). Class A, Class B and Dreyfus Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Dreyfus Class shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2016, sub-accounting service fees amounted to $3,357,639 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,000 Dreyfus Class shares of the fund.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	15,255,282,080
Level 3 - Significant Unobservable Inputs	-
Total	15,255,282,080
† See Statement of Investments for additional detailed categorizations.

At May 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three–year period ended November 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2015 was all ordinary income. The tax character

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2016, there was no reduction in expenses pursuant to the Agreement.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $39,028,561 during the period ended May 31, 2016.

(b) Under the Service Plan with respect to Class A, adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing its shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an annual rate of .20% of the value of its average daily net assets. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for

Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2016, Class A shares were charged $2,284,437 pursuant to the Service Plan.

Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2016, Class B shares were charged $13,702,181 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2016, Class A and Dreyfus Class shares were charged $79,031 and $0, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

Dreyfus had also undertaken from December 1, 2015 through May 31, 2016, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.02% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ended May 31, 2016, Class B shares were charged $16,788,025 pursuant to the Class B Shareholder Services Plan, of which $595,837 was reimbursed by Dreyfus.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2016, the fund was charged $38,105 for transfer agency services and $2,180 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $989.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2016, the fund was charged $208,259 pursuant to the custody agreement. These fees were partially offset by earnings credits of $21,050.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2016, the fund was charged $1,518 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $6,465,572, Distribution Plan fees $2,586,217, Shareholder Services Plan fees $3,346,696, custodian fees $203,205, Chief Compliance Officer fees $4,010 and transfer agency fees $16,818, which are offset against an expense reimbursement currently in effect in the amount of $5,611,705.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

NOTES

NOTES

For More Information

General Money Market Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GMMXX Class B: GMBXX Dreyfus Class: GMGXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0196SA0516

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)